Unaudited Interim Condensed Consolidated Balance Sheets		Jun. 30, 2026 SGD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 SGD ($)
Current assets
Cash and cash equivalents		$ 4,006,924	$ 3,095,823	$ 4,147,223
Accounts receivable, net		123,588	95,486	116,469
Prepayments				328,818
Current assets of discontinued operations				1,499,976
Total current assets		4,130,512	3,191,309	6,092,486
Non-current assets
Non-current assets of discontinued operations				3,055,534
Total non-current assets				3,055,534
Total assets		4,130,512	3,191,309	9,148,020
Current liabilities
Accounts payable		776,218	599,720	284,702
Accrued liabilities and other payables		77,413	59,809	201,748
Current liabilities of discontinued operations				4,370,416
Total liabilities		853,631	659,529	4,856,866
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS
Additional paid-in capital		36,311,152	28,054,665	36,311,152
Stock-based compensation reserve		570,233	440,573	570,233
Accumulated other comprehensive income		9,143	7,064	(241,129)
Accumulated deficit		(33,912,598)	(26,201,497)	(32,137,426)
Total OHMYHOME LIMITED shareholders’ equity		3,276,881	2,531,780	4,801,781
Non-controlling interests				(510,627)
Total shareholders’ equity		3,276,881	2,531,780	4,291,154
Total liabilities and shareholders’ equity		4,130,512	3,191,309	9,148,020
Class A Ordinary Shares
SHAREHOLDERS
Ordinary shares, value	[1]	288,059	222,560	288,059
Class B Ordinary Shares
SHAREHOLDERS
Ordinary shares, value	[1]	$ 10,892	$ 8,415	$ 10,892

[1]	The shares and per share information are presented on a retroactive basis to reflect the reverse stock split of 50-to-1 on August 20, 2026.